Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2021
Related Party Transactions Abstract
Schedule of transactions between related parties
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

Salaries and Benefits (1)	$473,841	$455,067	$289,840
Consulting fees (2)	251,007	263,750	382,875
Accommodation (3)	—	762	49,895
Truck and Trailer Rentals (4)	5,749	98,943	140,722
Options Vested (5)	1,698,487	240,996	252,804
Total	$2,429,084	$1,059,518	$1,116,136

1) Salaries and benefits incurred with directors and officers are included in Administrative fees on the Consolidated Statements of Operations.

2) Consulting fees included in professional fees and sales and marketing on Consolidated Statements of Operations are paid to the current Chairman and CEO, the previous CEO and Director, and the previous CFO and current Director of the Company to provide accounting, and management consulting services, and includes Director's Fees paid to GreenPower's four independent directors.

3) Accommodation expense are paid to Stage Coach Landing, Inc., a company that the CEO and Chairman of GreenPower was previously an officer and director. These costs are expensed on the Consolidated Statements of Operations.

4) Truck and trailer rental fees are paid to Maple Leaf Equipment Aircraft and Recovery Inc., a company that the CEO and Chairman of GreenPower was previously an officer director CEO and the former CEO of GreenPower is an officer and director. These costs are included in Transportation costs on the Consolidated Statements of Operations.

5) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.